Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$611,062.09

Principal:
Principal Collections	$11,977,826.41
Prepayments in Full	$4,499,377.98
Liquidation Proceeds	$83,672.02
Recoveries	$32,239.76
Sub Total	$16,593,116.17
Collections	$17,204,178.26

Purchase Amounts:
Purchase Amounts Related to Principal	$56,535.81
Purchase Amounts Related to Interest	$195.70
Sub Total	$56,731.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,260,909.77

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,260,909.77
Servicing Fee	$267,325.40	$267,325.40	$0.00	$0.00	$16,993,584.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,993,584.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,993,584.37
Interest - Class A-3 Notes	$18,241.29	$18,241.29	$0.00	$0.00	$16,975,343.08
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$16,920,218.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,920,218.08
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$16,897,193.91
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,897,193.91
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$16,878,989.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,878,989.24
Regular Principal Payment	$15,370,061.56	$15,370,061.56	$0.00	$0.00	$1,508,927.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,508,927.68
Residual Released to Depositor	$0.00	$1,508,927.68	$0.00	$0.00	$0.00

Total		$17,260,909.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,370,061.56
Total					$15,370,061.56
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,370,061.56	$33.78	$18,241.29	$0.04	$15,388,302.85	$33.82
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$15,370,061.56	$11.68	$114,595.13	$0.09	$15,484,656.69	$11.77

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$72,965,155.93	0.1603418	$57,595,094.37	0.1265659
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$273,755,155.93	0.2080396	$258,385,094.37	0.1963592

Pool Information
Weighted Average APR	2.273%	2.272%
Weighted Average Remaining Term	29.47	28.64
Number of Receivables Outstanding	19,528	19,101
Pool Balance	$320,790,474.57	$303,893,283.51
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$301,594,959.48	$285,971,440.05
Pool Factor	0.2266271	0.2146899

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$17,921,843.46
Targeted Overcollateralization Amount	$45,508,189.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,508,189.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		41	$279,778.84
(Recoveries)		50	$32,239.76
Net Loss for Current Collection Period			$247,539.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9260%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4420%
Second Prior Collection Period			0.0707%
Prior Collection Period			0.4497%
Current Collection Period			0.9510%
Four Month Average (Current and Prior Three Collection Periods)			0.4783%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1610	$5,433,290.07
(Cumulative Recoveries)			$1,274,053.28
Cumulative Net Loss for All Collection Periods			$4,159,236.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2938%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,374.71
Average Net Loss for Receivables that have experienced a Realized Loss			$2,583.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.68%	234	$5,119,148.96
61-90 Days Delinquent	0.24%	35	$739,546.43
91-120 Days Delinquent	0.09%	12	$266,506.43
Over 120 Days Delinquent	0.08%	8	$248,445.62
Total Delinquent Receivables	2.10%	289	$6,373,647.44

Repossession Inventory:
Repossessed in the Current Collection Period		10	$211,889.42
Total Repossessed Inventory		16	$328,744.60

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2838%
Prior Collection Period			0.3636%
Current Collection Period			0.2879%
Three Month Average			0.3118%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4128%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2024
Payment Date	3/15/2024
Transaction Month	37

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	54	$1,122,224.01
2 Months Extended	71	$1,661,428.99
3+ Months Extended	23	$447,273.30

Total Receivables Extended	148	$3,230,926.30

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer